Income Taxes - Reserves for unrecognized income tax benefits (Details) - USD ($)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Unrecognized tax benefits, beginning of period	$ 1,275,000	$ 1,671,000	$ 639,000
Increases for tax positions taken related to a prior period	105,000
Increases for tax positions taken during the current period	291,000		636,000
Unrecognized tax benefits, end of period	$ 1,671,000	1,671,000	$ 1,275,000
Refund for NOL carrybacks, CARES Act		$ 406